                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3346

                    Oppenheimer Series Fund, Inc. (1 series)
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                      Date of reporting period: 01/31/2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Value Fund
STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                                Shares            Value
                                                           ---------------   ---------------
COMMON STOCKS--97.2%
CONSUMER DISCRETIONARY--11.6%
AUTO COMPONENTS--1.9%
Lear Corp.(1)                                                      469,400   $    49,582,720
HOUSEHOLD DURABLES--1.8%
Mohawk Industries, Inc.(1)                                         859,974        47,771,556
MEDIA--5.9%
Comcast Corp., Cl. A                                             2,170,790        49,385,473
Time Warner Cable, Inc.                                            570,028        38,664,999
Viacom, Inc., Cl. B                                              1,572,760        65,348,178
                                                                             ---------------
                                                                                 153,398,650
MULTILINE RETAIL--1.4%
Target Corp.                                                       661,050        36,245,372
SPECIALTY RETAIL--0.6%
Talbots, Inc. (The)(1)                                           2,604,810        14,222,263

CONSUMER STAPLES--6.0%
BEVERAGES--2.6%
Coca-Cola Co. (The)                                              1,080,820        67,929,537
FOOD & STAPLES RETAILING--1.4%
Walgreen Co.                                                       903,220        36,526,217
HOUSEHOLD PRODUCTS--2.0%
Church & Dwight Co., Inc.                                          732,410        50,397,132

ENERGY--12.5%
ENERGY EQUIPMENT & SERVICES--3.5%
Halliburton Co.                                                  2,026,130        91,175,850
OIL, GAS & CONSUMABLE FUELS--9.0%
Chevron Corp.                                                    1,260,250       119,635,533
Exxon Mobil Corp.                                                  679,170        54,795,436
Royal Dutch Shell plc, ADR                                         855,640        60,741,884
                                                                             ---------------
                                                                                 235,172,853
FINANCIALS--23.0%
CAPITAL MARKETS--3.9%
E*TRADE Financial Corp.(1)                                         818,232        13,549,922
Goldman Sachs Group, Inc. (The)                                    154,630        25,300,561
State Street Corp.                                               1,349,788        63,062,095
                                                                             ---------------
                                                                                 101,912,578
COMMERCIAL BANKS--8.6%
CIT Group, Inc.(1)                                               1,076,190        51,323,501
Comerica, Inc.                                                     854,730        32,650,686
PNC Financial Services Group, Inc.                                 620,060        37,203,600
U.S. Bancorp                                                     1,573,370        42,480,990
Wells Fargo & Co.                                                1,853,729        60,097,894
                                                                             ---------------
                                                                                 223,756,671
DIVERSIFIED FINANCIAL SERVICES--4.2%
JPMorgan Chase & Co.                                             2,414,020       108,486,059
INSURANCE--6.3%
ACE Ltd.                                                           838,485        51,642,291
CNO Financial Group, Inc.(1)                                     1,891,552        11,973,524
MetLife, Inc.                                                    1,729,600        79,163,792


                           1 | Oppenheimer Value Fund

Oppenheimer Value Fund
STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                                Shares            Value
                                                           ---------------   ---------------
INSURANCE CONTINUED
Prudential Financial, Inc.                                         372,560   $    22,916,166
                                                                             ---------------
                                                                                 165,695,773
HEALTH CARE--12.4%
BIOTECHNOLOGY--4.7%
Amgen, Inc.(1)                                                   1,391,600        76,649,328
Gilead Sciences, Inc.(1)                                         1,227,290        47,103,390
                                                                             ---------------
                                                                                 123,752,718
HEALTH CARE PROVIDERS & SERVICES--3.9%
Humana, Inc.(1)                                                    858,370        49,759,709
WellPoint, Inc.(1)                                                 826,170        51,321,680
                                                                             ---------------
                                                                                 101,081,389
PHARMACEUTICALS--3.8%
Pfizer, Inc.                                                     5,417,928        98,714,648

INDUSTRIALS--8.7%
AEROSPACE & DEFENSE--1.1%
AerCap Holdings NV(1)                                            1,947,993        29,064,056
AIRLINES--1.3%
United Continental Holdings, Inc.(1)                             1,392,540        35,370,516
ELECTRICAL EQUIPMENT--2.6%
Babcock & Wilcox Co.(1)                                            920,050        26,911,463
Cooper Industries plc                                              652,090        39,947,033
                                                                             ---------------
                                                                                  66,858,496
MACHINERY--3.7%
Ingersoll-Rand plc                                               1,311,470        61,901,384
Navistar International Corp.(1)                                    519,305        33,676,929
                                                                             ---------------
                                                                                  95,578,313
INFORMATION TECHNOLOGY--6.1%
COMMUNICATIONS EQUIPMENT--2.0%
Harris Corp.                                                     1,140,455        53,076,776
OFFICE ELECTRONICS--1.0%
Xerox Corp.                                                      2,485,300        26,393,886
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.1%
Xilinx, Inc.                                                       839,100        27,019,020
SOFTWARE--2.0%
Microsoft Corp.                                                  1,908,880        52,923,698

MATERIALS--7.0%
CHEMICALS--4.7%
Celanese Corp., Series A                                         1,330,314        55,194,728
LyondellBasell Industries NV, Cl. A(1)                             721,210        25,920,287
Potash Corp. of Saskatchewan, Inc.                                 239,600        42,596,088
                                                                             ---------------
                                                                                 123,711,103
CONTAINERS & PACKAGING--1.1%
Rock-Tenn Co., Cl. A                                               425,771        28,420,214
METALS & MINING--1.2%
Allegheny Technologies, Inc.                                       480,360        31,314,668


                           2 | Oppenheimer Value Fund

Oppenheimer Value Fund
STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

                                                                Shares            Value
                                                           ---------------   ---------------
TELECOMMUNICATION SERVICES--3.9%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
AT&T, Inc.                                                       2,729,850   $    75,125,472
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Vodafone Group plc, Sponsored ADR                                  918,950        26,061,422

UTILITIES--6.0%
ELECTRIC UTILITIES--5.6%
American Electric Power Co., Inc.                                  683,660        24,392,989
Edison International, Inc.                                       1,534,330        55,665,492
Entergy Corp.                                                      891,930        64,370,588
                                                                             ---------------
                                                                                 144,429,069
MULTI-UTILITIES--0.4%
NiSource, Inc.                                                     614,680        11,445,342
                                                                             ---------------
Total Common Stocks (Cost $2,101,008,177)                                      2,532,614,037

INVESTMENT COMPANY--2.9%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.20% (2,3) (Cost $76,958,780)                                  76,958,780        76,958,780
TOTAL INVESTMENTS, AT VALUE (COST $2,177,966,957)                    100.1%    2,609,572,817
Liabilities in Excess of Other Assets                                 (0.1)       (2,877,953)
                                                           ---------------   ---------------
Net Assets                                                           100.0%  $ 2,606,694,864
                                                           ===============   ===============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES                                   SHARES
                                                       OCTOBER        GROSS         GROSS        JANUARY
                                                     29, 2010(a)    ADDITIONS     REDUCTIONS    31, 2011
                                                     -----------   -----------   -----------   ----------
Oppenheimer Institutional Money Market Fund, Cl. E    57,718,808   289,051,049   269,811,077   76,958,780

                                                        VALUE       INCOME
                                                     -----------   -------
Oppenheimer Institutional Money Market Fund, Cl. E   $76,958,780   $31,517

(a.) October 29, 2010 represents the last business day of the Fund's 2010 fiscal year.

(3.) Rate shown is the 7-day yield as of January 31, 2011.


                           3 | Oppenheimer Value Fund

Oppenheimer Value Fund
STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of January 31, 2011 based on valuation input level:

                                    LEVEL 1--           LEVEL 2--            LEVEL 3--
                                UNADJUSTED QUOTED   OTHER SIGNIFICANT       SIGNIFICANT
                                      PRICES        OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                                -----------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary         $  301,220,561           $ --                 $ --          $  301,220,561
   Consumer Staples                  154,852,886             --                   --             154,852,886
   Energy                            326,348,703             --                   --             326,348,703
   Financials                        599,851,081             --                   --             599,851,081
   Health Care                       323,548,755             --                   --             323,548,755
   Industrials                       226,871,381             --                   --             226,871,381
   Information Technology            159,413,380             --                   --             159,413,380
   Materials                         183,445,985             --                   --             183,445,985
   Telecommunication Services        101,186,894             --                   --             101,186,894
   Utilities                         155,874,411             --                   --             155,874,411
Investment Company                    76,958,780             --                   --              76,958,780
                                  --------------           ----                 ----          --------------
Total Assets                      $2,609,572,817           $ --                 $ --          $2,609,572,817
                                  --------------           ----                 ----          --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.


                           4 | Oppenheimer Value Fund

Oppenheimer Value Fund
STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                           5 | Oppenheimer Value Fund

Oppenheimer Value Fund
STATEMENT OF INVESTMENTS January 31, 2011 (Unaudited)

Federal tax cost of securities                        $     2,224,180,716
                                                      ====================
Gross unrealized appreciation                         $       391,837,287
Gross unrealized depreciation                                 (6,445,186)
                                                      --------------------
Net unrealized appreciation                           $       385,392,101
                                                      ====================


                           6 | Oppenheimer Value Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund, Inc.
(1 series)


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: March 1, 2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 1, 2011